Class B,Class Z,Class D and Class E Shares | Tax Managed Series
Tax Managed Series Summary Section
Investment Goal
The Series’ investment objective is to provide maximize long-term growth while attempting to minimize the impact of taxes on the total return earned by shareholders.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold shares of each class of the Series.
TAX MANAGED SERIES Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Class B,Class Z,Class D and Class E Shares Tax Managed Series (USD $)	CLASS B	CLASS Z	CLASS D	CLASS E
Shareholder Fees (fees paid directly from your investment)	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Class B,Class Z,Class D and Class E Shares Tax Managed Series		CLASS B	CLASS Z	CLASS D	CLASS E
Management Fees		1.00%	1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees		1.00%	0.75%	0.50%	0.25%
Other Expenses		0.30%	0.30%	0.30%	0.30%
Acquired Fund Fees and Expenses (AFFE)		0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		2.31%	2.06%	1.81%	1.56%
Less Fee Waiver and/or Expense Reimbursement		(0.10%)	(0.10%)	(0.10%)	(0.10%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	2.21%	1.96%	1.71%	1.46%
[1]	Manning & Napier Advisors, LLC (the Advisor) has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses of each Class, exclusive of distribution and service (Rule 12b-1) fees, does not exceed 1.20% of such Class's average daily net assets. This contractual waiver will continue until February 28, 2014 and may not be amended or terminated prior to such date without the approval of the Series' Board of Directors.

Example
The Example below is intended to help you compare the cost of investing in shares of each Class of the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Class’ operating expenses remain the same (taking into account the Advisor’s contractual expense limitation for the first year only). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Class B,Class Z,Class D and Class E Shares Tax Managed Series (USD $)	CLASS B	CLASS Z	CLASS D	CLASS E
1 Year	224	199	174	149
3 Years	712	636	560	483
5 Year	1,226	1,099	971	840
10 Years	2,638	2,382	2,118	1,848

Portfolio Turnover
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 47% of the average value of its portfolio.
Principal Investment Strategies
The Series invests primarily in common stocks. The Series may invest in U.S. and foreign stocks, including those in emerging markets, and American Depository Receipts (ADRs). The Advisor uses a “bottom-up” strategy, focusing on individual security selection to identify companies that it believes will make attractive long-term investments. The Series may invest in stocks of small, large, or mid-size companies.

The Series may purchase shares of exchange-traded funds (ETFs), including to establish a diversified position in a particular sector of the market or to be fully invested while awaiting an opportunity to purchase securities directly. The Advisor believes that purchasing ETFs in such a manner may allow the Series to invest in a particular sector of the market more efficiently than would otherwise be possible.

In selecting individual securities, the Advisor uses fundamental analysis and looks for one or more of the following characteristics:
  Strong strategic profiles (e.g., strong market position, benefits from technology, capital appreciation in a mature market and high barriers to entry).
  Improving market share in consolidating industries.
  Low price relative to fundamental or breakup value.
While pursuing its goal of long-term growth, the Advisor attempts to minimize the impact of taxes on the total return earned by shareholders by:
  Avoiding sales of appreciated securities that result in capital gain, except when there are compelling investment reasons for the sale.
  When selling a position in a security, focusing on the highest cost lot of that security first, which reduces the amount of capital gain (or increases the amount of loss) realized by the Series.
  When appropriate, favoring the sale of securities producing long-term gain to those producing short-term gain.
  When appropriate, selling depreciated securities to realize losses to offset realized capital gains.
  When appropriate, favoring investment in low dividend, capital appreciation oriented stocks.
  When available and appropriate, using a tax accounting methodology to minimize taxable distributions.

Principal Risks of Investing in the Series
As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
  The U.S. and/or foreign stock markets go down.
  An adverse event, such as an unfavorable earnings report, depresses the value of a particular company's stock.
  The Advisor's judgments about the attractiveness, relative value or potential appreciation of a security or strategy prove to be incorrect.
  Low dividend, capital appreciation oriented stocks go down in value or underperform higher-yielding stocks.
Because the Series may invest in securities of foreign issuers, the Series is subject to the additional risk that the prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. stocks. In addition, investments in emerging market countries may be more volatile than investments in more developed countries. The Series' investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:
  The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
  The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.
  Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.
The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series' management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series' shares. Redemptions by these institutions or individuals in the Series may impact the Series' liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series' portfolio turnover rate and transaction costs to rise, which may negatively affect the Series' performance and increase the likelihood of capital gain distributions for remaining shareholders.

The risks above could contribute to a decline in the value of the Series' investments and, consequently, the share price of the Series.
Summary of Past Performance
The bar chart and average annual total return table provide some indication of the risks of investing in the Series. No Class B, Z, D or E shares were outstanding during the past year; therefore, the bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class A shares of the Series for each of the last ten calendar years. The Class A shares are not offered in this prospectus. Because the Class B, Z, D and E shares of the Series invest in the same portfolio of securities, returns for these classes will be substantially similar to those of the Class A shares. Performance will be different only to the extent that the Class B, Z, D and E shares have higher expenses. The total return table shows how the average annual total returns for the Class A shares for different periods compare to those of a broad-based securities index. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information of the Series is available at www.manning-napier.com.
CALENDAR YEARS ENDED DECEMBER 31 Tax Managed Series – Class A Shares % Total Return

Quarterly Returns Highest (quarter ended 6/30/2009): 18.81% Lowest (quarter ended 12/31/2008): (24.90)%
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012
Average Annual Total Returns Class B,Class Z,Class D and Class E Shares Tax Managed Series	1 Year	5 Years	10 Years	Since Inception	Inception Date
CLASS A	17.86%	2.12%	8.57%	8.66%	Nov. 01, 1995
CLASS A Return After Taxes on Distributions	17.06%	1.94%	8.01%	8.22%	Nov. 01, 1995
CLASS A Return After Taxes on Distributions and Sale of Series Shares	12.67%	1.80%	7.51%	7.74%	Nov. 01, 1995
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	16.42%	2.04%	7.68%	7.47%	Nov. 01, 1995

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The after-tax figures are shown for one share class only, and would be different for other share classes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.